Advance Operating Lease Payments - Summary of Advance Operating Lease Payments (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of Operating Lease by Lessee [abstract]
Land use rights	¥ 58,858
Advance lease payments	19,382
Total	¥ 78,240